CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	875	389
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	9,681,171	4,051,266
Common stock shares outstanding	9,681,171	4,051,266